23. Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders Equity Tables
Balance of other comprehensive income
	Valuation adjustments
	Fair value of cash flow hedging instruments	Fair value of financial instruments classified as available for sale	Actuarial gains (losses) of post-employment benefits	Non-controlling shareholders interest change	Total	Cumulative translation adjustment

Balance on 12/31/2014	-	51	7,098	-	7,149	43,192

Translation of foreign subsidiaries, net of income tax	-	-	-	-	-	23,733

Changes in fair value	6,261	1,472	-	-	7,733	-

Actuarial gains of post-employment benefits	-	-	6,321	-	6,321	-

Income and social contribution taxes on actuarial gains	-	-	(2,250)	-	(2,250)	-

Balance on 12/31/2015	6,261	1,523	11,169	-	18,953	66,925

Translation of foreign subsidiaries, net of income tax	-	-	-	-	-	(59,406)

Changes in fair value	(46,470)	(1,523)	-	-	(47,993)	-

Income and social contribution taxes on fair value	13,326	-	-	-	13,326	-

Actuarial losses of post-employment benefits	-	-	(12,435)	-	(12,435)	-

Income and social contribution taxes on actuarial losses	-	-	4,162	-	4,162	-

Balance on 12/31/2016	(26,883)	-	2,896	-	(23,987)	7,519

Translation of foreign subsidiaries, net of income tax	-	-	-	-	-	45,542

Changes in fair value of hedge instruments	(2,550)	-	-	-	(2,550)	-

Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	-	-	-	202,188	202,188	-

Income and social contribution taxes on fair value	2,069	-	-	-	2,069	-

Actuarial losses of post-employment benefits	-	-	(27,658)	-	(27,658)	-

Income and social contribution taxes on actuarial losses	-	-	9,581	-	9,581	-

Balance on 12/31/2017	(27,364)	-	(15,181)	202,188	159,643	53,061

Dividends and allocation of net income
2017

Net income for the year attributable to shareholders of Ultrapar	1,574,306

Minimum mandatory dividends	787,153
Interim dividends paid (R$ 0.85 per share)	(461,868)

Mandatory dividends payable – Current liabilities	325,285
Additional dividends to the minimum mandatory dividends – shareholders’ equity	163,742

Dividends payable (R$ 0.90 per share)	489,027
Legal reserve	78,716
Statutory investments reserve	544,695